Note 14 - Financial Instruments (Details Textual) $ in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2025 CAD ($) shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 AUD ($) shares	Nov. 30, 2024 CAD ($)
Statement Line Items [Line Items]
Gains (losses) in other comprehensive income (loss) on change in value of reported currency in 10% change	$ 11,426
Gains (losses) on change in value of reported currency in 10% change	2,377
Working capital	24,674
Restricted cash and cash equivalents	60			$ 122
Other assets	491			$ 403
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	10,253
Other assets	$ 1,613
Number of subsidiary shares held (in shares) | shares	9,878,261	9,878,261	9,878,261
Number of subsidiary warrants held (in shares) | shares	122,490	122,490	122,490
Fair value of investment in subsidiary	$ 136,400	$ 97.6
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Fair value of investment in subsidiary	$ 132,100	$ 94.5
Number of shares held in investment (in shares) | shares	21,533,125	21,533,125	21,533,125
Gains (losses) in other comprehensive income (loss) on change in value of equity prices of long-term investment in 10% change	$ 12,948
NevGold [member]
Statement Line Items [Line Items]
Fair value of investment in subsidiary	$ 16,200
Number of shares held in investment (in shares) | shares	19,073,350	19,073,350	19,073,350
Australian mines limited [member]
Statement Line Items [Line Items]
Fair value of investment in subsidiary	$ 1,300		$ 1.4
Number of shares held in investment (in shares) | shares	84,429,563	84,429,563	84,429,563
Galleon Gold Corp. [member]
Statement Line Items [Line Items]
Fair value of investment in subsidiary	$ 100
Number of shares held in investment (in shares) | shares	100,000	100,000	100,000
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary liabilities	$ 185